INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
PRC	11,773,448	16,533,265	23,827,863
Hong Kong	(280)	(182,447)	(319,685)
Cayman Islands	(1,587)	(32,461)	3,587,894

Total income before income taxes	11,771,581	16,318,357	27,096,072

Schedule of Income Tax Expense

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Current income tax expense	2,240,301	3,323,591	3,087,902
Deferred income tax benefit	(21,191)	(1,052,265)	(683,078)

Total	2,219,110	2,271,326	2,404,824

Schedule of Income Tax Rate Reconciliation

	Year Ended December 31,
	2012	2013	2014
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Non-PRC entity not subject to income taxes	0.0%	0.3%	(3.0%)
Research and development bonus deduction	(2.1%)	(3.3%)	(2.7%)
Non-deductible selling, general and administrative expenses
Share based compensation	0.3%	1.2%	3.8%
Other non-deductible selling, general and administrative expenses	1.5%	0.4%	0.5%
Preferential tax rates	(5.6%)	(9.6%)	(1.4%)
Change in valuation allowance	2.6%	(0.9%)	6.4%
Tax holiday	—	—	(20.0%)
Deemed profit method differential	(2.9%)	(0.2%)	(0.1%)
Tax rate differential	—	0.8%	0.3%
Others	0.1%	0.2%	0.1%

Actual income tax expense	18.9%	13.9%	8.9%

Schedule of Deferred Income Tax Assets

	December 31,
	2013	2014
	US$	US$
Deferred income tax assets:
Accounts receivable	966,148	2,729,700
Tax loss carry forwards	548,571	691,350
Advertising expense	529,063	1,151,432
Accrued expenses and other current liabilities	100,548	—

Total deferred income tax assets	2,144,330	4,572,482
Valuation allowance	(598,117)	(2,347,093)

Deferred income tax assets, net	1,546,213	2,225,389

Net deferred income tax assets-current	1,546,213	2,055,596
Net deferred income tax assets-non-current (included in other non-current assets)	—	169,793

Summary of Valuation Allowance

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Balance at the beginning of the year	424,967	731,828	598,117
Additions of valuation allowance	427,438	525,061	1,823,101
Reduction of valuation allowance	(122,920)	(678,916)	(78,687)
Foreign currency translation adjustment	2,343	20,144	4,562

Balance at the end of the year	731,828	598,117	2,347,093

Schedule of Unrecognized Tax Benefits

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Balance at beginning of year	518,024	1,700,106	3,077,693
Increase related to current year tax positions	1,600,020	2,843,585	5,768,868
Settlement	(424,220)	(1,539,717)	(2,813,061)
Foreign currency translation adjustment	6,282	73,719	274

Balance at end of year	1,700,106	3,077,693	6,033,774